Changes in non-cash working capital (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes In Non-Cash Working Capital Details
Accounts receivable	46,949	176,429	(350,077)
Work-in-progress	299,842	676,621	135,747
Prepaid expenses and deposits	(180,188)	(17,807)	(97,544)
Accounts payable and accrued liabilities	(156,729)	(684,369)	275,799
Deferred revenue	(2,781,101)	2,463,998	(1,459,393)
Change in non-cash working capital	(2,771,227)	2,614,872	(1,495,468)
Portion attributable to:
Operating activities	(2,771,227)	2,614,872	(1,495,468)
Financing activities
Investing activities
Change in non-cash working capital	(2,771,227)	2,614,872	(1,495,468)